OPERATING REVENUES - Contract Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Capitalized Contract Cost [Line Items]
Contract assets	$ 79,119	$ 120,158
Voyages in progress
Capitalized Contract Cost [Line Items]
Contract assets	27,746	59,437
Trade accounts receivable
Capitalized Contract Cost [Line Items]
Contract assets	39,240	52,278
Related party receivables
Capitalized Contract Cost [Line Items]
Contract assets	8,539	3,084
Other current assets
Capitalized Contract Cost [Line Items]
Contract assets	$ 3,594	$ 5,359